Schedule H, line 4i	12 Months Ended
Dec. 31, 2025
EBP 41-0268370 003 [Member]
Notes to Financial Statements
Schedule of Assets [Text Block]

H.B. FULLER COMPANY 401(k) & RETIREMENT PLAN

Schedule H, line 4i -Schedule of Assets (Held at End of Year)

December 31, 2025

EIN 41-0268370

Plan Number 003

	(b)
	Identity of issuer,			(e)
	borrower, or	(c)	(d)	Current
(a)	similar party	Description	Cost	value
*	H.B. Fuller Company Stock Fund	Common Stock	**	$19,944,995
	Blackrock Total Return Bond Fund L	Common Collective Trust Fund	**	17,200,036
	Boston Trust Walden Smid Cap CIT	Common Collective Trust Fund	**	16,849,800
	Fidelity US Bond Index	Mutual Fund	**	25,222,296
	GQG Partners International Equity CIT D	Common Collective Trust Fund	**	20,045,237
	Legal & General S&P 500 DC	Common Collective Trust Fund	**	136,483,182
	Legal & General ACWI EX US DC	Common Collective Trust Fund	**	21,355,829
	State St Real Asset NL CL C	Common Collective Trust Fund	**	2,781,245
	State St Russell small/mid IDX SL CL II	Common Collective Trust Fund	**	40,851,850
	Vanguard Retirement Savings Trust IV	Common Collective Trust Fund	**	24,451,648
	Vanguard Target Retire 2020 Trust II	Common Collective Trust Fund	**	7,891,032
	Vanguard Target Retire 2025 Trust II	Common Collective Trust Fund	**	18,140,965
	Vanguard Target Retire 2030 Trust II	Common Collective Trust Fund	**	36,033,336
	Vanguard Target Retire 2035 Trust II	Common Collective Trust Fund	**	43,315,505
	Vanguard Target Retire 2040 Trust II	Common Collective Trust Fund	**	26,795,981
	Vanguard Target Retire 2045 Trust II	Common Collective Trust Fund	**	24,365,771
	Vanguard Target Retire 2050 Trust II	Common Collective Trust Fund	**	28,590,292
	Vanguard Target Retire 2055 Trust II	Common Collective Trust Fund	**	19,441,064
	Vanguard Target Retire 2060 Trust II	Common Collective Trust Fund	**	11,905,537
	Vanguard Target Retire 2065 Trust II	Common Collective Trust Fund	**	4,095,059
	Vanguard Target Retire 2070 Trust II	Common Collective Trust Fund	**	1,245,347
	Vanguard Target Retire INCM Trust II	Common Collective Trust Fund	**	5,161,402
*	Participant loans	Participant loans, interest rate (Low 3.25%, High 8.50%, due at various dates through 2040)	—	7,117,432
		Total investments		$559,284,841

*	Represents party-in-interest.
**	Cost omitted for participant directed investments.